Construction Finance Liability - Additional Information (Details) $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 08, 2021	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Construction Finance Liability [Line Items]
Tenant improvements allowance					$ 16,700
Construction finance liability				$ 90,263	82,047	$ 22,956
Percentage at which one twelfth of tenant improvement allowance dispersed for first 5.0 million		12.75%
Percentage at which one twelfth of tenant improvement allowance dispersed after 5.0 million up to 21.0 million		13.75%
Massachusetts
Construction Finance Liability [Line Items]
Proceeds from sale of property			$ 3,500
Tenant improvements allowance			$ 40,000		40,000	2,500
Finance lease liability, initial term			10 years
Finance lease liability, extended term			5 years
Number of options to extend finance lease			2
Percentage of purchase price of property as initial payment for finance lease			11.00%
Percentage increase in finance lease liability payment			3.00%
Construction finance liability				44,300	43,900	6,100
Florida
Construction Finance Liability [Line Items]
Proceeds from sale of property		$ 17,000
Finance lease liability, initial term		10 years
Finance lease liability, extended term		5 years
Number of options to extend finance lease		2
Percentage of purchase price of property as initial payment for finance lease		11.00%
Percentage increase in finance lease liability payment		3.00%
Construction finance liability		$ 17,300			17,200	$ 16,900
Sale and lease back transaction amount payable after year four					23,000
Pennsylvania
Construction Finance Liability [Line Items]
Proceeds from sale of property		5,000
Tenant improvements allowance		$ 21,000			36,500
Tenant improvements allowance received				23,800
Finance lease liability, initial term		15 years
Finance lease liability, extended term		5 years
Number of options to extend finance lease		2
Construction finance liability				$ 28,700
Threshold minimum tenant improvement allowance for calculating interest rate					$ 21,000
Percentage at which one twelfth of tenant improvement allowance dispersed for first 5.0 million		12.75%
Percentage at which one twelfth of tenant improvement allowance dispersed after 5.0 million up to 21.0 million		13.75%
Percentage at which one twelfth of tenant improvement allowance dispersed in excess 21.0 million	10.75%				10.75%